Discontinued Operations (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) Segment	Jun. 30, 2020 USD ($) Vessel	Dec. 31, 2020 USD ($)
Discontinued Operations [Abstract]
Number of reportable segments | Segment	2
Number of tanker vessels acquired | Vessel		2
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Total major classes of current assets of discontinued operations	$ 79		$ 228
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Total major classes of current liabilities of discontinued operations	189		$ 316
Container Segment [Member] | Discontinued Operations [Member]
Items Constituting Net Income from Discontinued Operations [Abstract]
Time-charter revenues	0	$ 3,900
Voyage expenses	0	(172)
Vessels' operating expenses	0	(1,874)
Depreciation and amortization of deferred charges	0	(85)
Management fees	0	(101)
Impairment losses	0	(339)
Loss on vessels' sale	0	(27)
Other income	400	0
Foreign currency gains	0	1
Net income from discontinued operations	400	1,303
Carrying Amounts of Major Classes of Assets of Discontinued Operations [Abstract]
Cash and cash equivalents	14	13
Accounts receivable, trade	36	110
Prepaid expenses and other assets	29	105
Total major classes of current assets of discontinued operations	79	228
Carrying Amounts of Major Classes of Liabilities of Discontinued Operations [Abstract]
Accounts payable, trade and other	129	207
Accrued liabilities	60	109
Total major classes of current liabilities of discontinued operations	$ 189	$ 316